Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Disclosure of detailed information about property, plant and equipment [abstract]
Property, plant and equipment [Text Block]

14. Property, plant and equipment

Dec. 31, 2023	Exploration and evaluation assets	Capital works in progress	Mining properties	Plant and equipment	Plant and equipment- ROU assets[1]	Total
Balance, Jan. 1, 2023	$75,981	$778,851	$1,952,814	$2,742,617	$202,437	$5,752,700
Additions	20,638	125,564	3,171	41,848	21,401	212,622
Acquisition of PP&E from Copper Mountain	-	27,471	369,000	372,733	34,617	803,821
Capitalized stripping and development	-	-	111,247	-	-	111,247
Decommissioning and restoration	-	-	19,780	815	-	20,595
Capitalized accretion and depreciation	-	2,841	-	(201)	(1,251)	1,389
Transfers and other movements	-	(131,126)	11,882	119,244	-	-
Disposals	(74)	(583)	-	(30,925)	(4,271)	(35,853)
Effects of movements in exchange rates	356	1,002	13,224	16,723	411	31,716
Balance, Dec. 31, 2023	96,901	804,020	2,481,118	3,262,854	253,344	6,898,237

Accumulated depreciation
Balance, Jan. 1, 2023	-	-	891,803	1,181,209	127,258	2,200,270
Depreciation for the year	-	-	193,199	180,858	18,954	393,011
Transfers and other movements	-	-	(6)	6	-	-
Disposals	-	-	-	(24,458)	(3,586)	(28,044)
Effects of movement in exchange rates	-	-	8,843	7,989	162	16,994
Balance, Dec. 31, 2023	-	-	1,093,839	1,345,604	142,788	2,582,231
Net book value	$96,901	$804,020	$1,387,279	$1,917,250	$110,556	$4,316,006

[1] Includes $4,800 of capital works in progress - ROU assets (costs) that relate to the Arizona business unit (December 31, 2022 - $5,413, related to the Arizona business unit).

Dec. 31, 2022	Exploration and evaluation assets	Capital works in progress	Mining properties	Plant and equipment	Plant and equipment- ROU assets[1]	Total
Balance, Jan. 1, 2022	$88,207	$858,230	$2,434,000	$2,983,919	$259,726	$6,624,082
Additions	18,386	173,810	3,148	35,953	27,984	259,281
Capitalized stripping and development	-	-	89,262	-	-	89,262
Decommissioning and restoration	-	723	(12,583)	(25,248)	-	(37,108)
Derecognition of assets - cost	-	-	(547,923)	(422,524)	(2,950)	(973,397)
Capitalized accretion and depreciation	-	1,607	-	(2)	-	1,605
Transfers and other movements	(29,395)	(154,554)	3,825	231,444	(51,320)	-
Disposals	(215)	(1,091)	-	(7,691)	(28,434)	(37,431)
Impairment (Note 7g)	-	(94,956)	-	-	-	(94,956)
Effects of movements in exchange rates	(1,002)	(4,918)	(16,915)	(53,234)	(2,569)	(78,638)
Balance, Dec. 31, 2022	75,981	778,851	1,952,814	2,742,617	202,437	5,752,700

Accumulated depreciation
Balance, Jan. 1, 2022	-	-	1,284,369	1,445,122	153,625	2,883,116
Depreciation for the year	-	-	155,503	169,096	22,786	347,385
Derecognition of assets - accumulated depreciation	-	-	(547,923)	(422,524)	(2,950)	(973,397)
Transfers and other movements	-	-	5	25,055	(25,060)	-
Disposals	-	-	-	(4,094)	(19,516)	(23,610)
Effects of movement in exchange rates	-	-	(151)	(31,446)	(1,627)	(33,224)
Balance, Dec. 31, 2022	-	-	891,803	1,181,209	127,258	2,200,270
Net book value	$75,981	$778,851	$1,061,011	$1,561,408	$75,179	$3,552,430

[1] Includes $5,413 of capital works in progress - ROU assets (costs) that relate to the Arizona business unit.

An indicator of impairment was identified in the first quarter of 2023 as a result of an updated life of mine ("LOM") plan for Peru which included updated costs reflecting recently experienced inflationary pressures. As such, management determined that a detailed impairment evaluation as at March 31, 2023 was required for the Peru CGU.

For the impairment test completed at March 31, 2023, FVLCD was used to determine the recoverable amount since it is higher than value in use. FVLCD was calculated using discounted after-tax cash flows based on cash flow projections and assumptions in Hudbay's most current LOM. The fair value measurement in its entirety is categorized as Level 3 based on the degree to which fair value inputs are observable and have a significant effect on the recorded fair value.

LOM plans are based on optimized mine and processing plans and the assessment of capital expenditure requirements of a mine site. LOM plans incorporate management's best estimates of key assumptions which are discount rates, future commodity prices, production based on current estimates of recoverable reserves, future operating and capital costs, value of mineral resources not included in the LOM plan and future foreign exchange rates. The cash flows are for periods up to the date that production is expected to cease, which is 16 years for the Peru CGU.

The discount rate was based on the CGU's weighted average cost of capital, of which the two main components are the cost of equity and the after-tax cost of debt. Cost of equity was calculated based on the capital asset pricing model, incorporating the risk-free rate of return based on the US Government's marketable bond yields as at the valuation date, the Company's beta coefficient adjustment to the market equity risk premium based on the volatility of the Company's return in relation to that of a comparable market portfolio, plus a country risk premium, size premium and company-specific risk factor. Cost of debt was determined by applying an appropriate market indication of the Company's borrowing capabilities and the corporate income tax rate applicable to the segment's jurisdiction. A real discount rate of 7.00% for the Peru CGU was used to calculate the estimated after- tax discounted future net cash flows, commensurate with its individual estimated level of risk.

Commodity prices used in the impairment assessment were determined by reference to external market participant sources. The key commodity price for this assessment is the price of copper. Where applicable to each of the Group's CGUs, the cash flow calculations were based on estimates of future production levels applying forecasts for metal prices, which included forecasts for each year from 2023 to 2027 and long-term forecasts for years beginning in 2028. The cash flow calculations utilized a copper price of $3.75/lb starting in 2023. The cash flow calculations utilized a long-term copper price of $3.75/lb, and capital, operating and reclamation costs based on the most current LOM plans. A value of $210,000 was utilized to estimate the value of mineral resources not included in the LOM plan.

Expected future cash flows used to determine the FVLCD used in the impairment testing are inherently uncertain and could materially change over time. Should management's estimate of the future not reflect actual events, impairments may be identified. This may have a material effect on the Company's financial statements. Although it is reasonably possible for a change in key assumptions to occur, the possible effects of a change in any single assumption may not fairly reflect the impact on a CGU's fair value as the assumptions are inextricably linked. For example, a decrease in the assumed price of long-term copper could result in amendments to the mine plans which would partially offset the effect of lower prices. It is difficult to determine how all of these factors would interrelate; however, in deriving a recoverable amount, management believes all of these factors need to be considered. As of March 31, 2023, a reasonably possible change in one of the key assumptions, all else being equal, may cause the carrying value to exceed the recoverable amount.

Management determined that the fair value less cost to dispose exceeded the carrying value of the Peru CGU, accordingly no impairment was recorded.

At December 31, 2022, capital works in progress decreased compared to December 31, 2021 as a result of a pre-tax impairment charge of $94,956 related to certain capitalized costs and assets associated with the previous stand-alone development plan for the East deposit that are no longer recoverable (see note 7g).

The closure of the Flin Flon operations in the second quarter of 2022 has led to the derecognition of fully depreciated assets. This resulted in a decrease in both the cost and accumulated depreciation of the Mining Properties and Plant and Equipment categories.

An indicator of impairment was identified in the second quarter of 2022 as a result of the recently released PEA and new mine plan for the Copper World Complex in Arizona. As such, management determined that a detailed impairment evaluation as at June 30, 2022 was required for the Arizona CGU. Management determined that the fair value less cost to dispose exceeded the carrying value of the Arizona CGU, accordingly no impairment was recorded.